FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24.FINANCIAL INSTRUMENTS AND RISK MANAGMENT

CLASSIFICATION AND CARRYING AMOUNT OF FINANCIAL INSTRUMENTS

The Company’s financial instruments as at December 31, 2021 and 2020 consist of the following:

		At fair value through	As at December 31, 2021
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash		—	62,355	62,355
Grants receivable and other current assets	10	—	3,096	3,096
Total financial assets		—	65,451	65,451

FINANCIAL LIABILITIES
Account payables and accrued liabilities	9	—	15,193	15,193
Borrowings	12	—	2,129	2,129
Total financial liabilities		—	17,322	17,322

		At fair value through	As at December 31, 2020
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash		—	4,520	4,520
Grants receivable and other current assets	10	—	829	829
Total financial assets		—	5,349	5,349

FINANCIAL LIABILITIES
Account payables and accrued liabilities	9	—	6,988	6,988
Borrowings	12	—	1,793	1,793
Convertible bond	13	—	14,505	14,505
Total financial liabilities		—	23,286	23,286

FAIR VALUE

Certain of the Company’s accounting policies and disclosures require the determination of fair value. Fair value represents the amount at which a financial instrument could be exchanged between willing parties, based on current markets for instruments with the same risk, principal and remaining maturity. Fair value estimates are based on quoted market values and other valuation methods. Fair values have been determined for measurement and/or disclosure purposes based on the fair value hierarchy contained in the Company’s financial instrument accounting policy. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

For all other financial assets and liabilities, their net carrying amount is a reasonable approximation of fair value given their relatively short maturities.

FINANCIAL RISKS

The Company is exposed to various financial risks resulting from its operations. The Company does not enter into derivative financial instruments for speculative purposes.

The main financial risks to which the Company is exposed as well as its policies for managing such risk are detailed below:

Liquidity risk

Liquidity risk is the risk that the Company encounters difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

The Company manages its liquidity risk by using budgets that enable it to determine the amounts required to fund its exploration, evaluation, and development expenditure programs. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital markets or other alternative forms of financing is hindered, whether because of a downturn in stock market conditions generally or related to matters specific to the Company. The Company has historically generated cash flow primarily from its financing activities.

Management believes that without additional funding, the Company does not have sufficient liquidity to pursue its planned expenditures over the next twelve months. These circumstances indicate the existence of material uncertainties that cast substantial doubt upon the Company’s ability to continue as a going concern and accordingly, the appropriateness of the use of IFRS applicable to a going concern (see note 1).

As at December 31, 2021, all of the Company’s short-term liabilities totalled $15,730 ($10,587 as at December 31, 2020), have contractual maturities of less than one year and are subject to normal trade terms. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as maintenance of liquidity.

	As at December 31, 2021
	Carrying	Contractual	0 to 12	12 to 24	more than
	amount	cash flow	months	months	24 months
Account payables and accrued liabilities	15,193	15,193	15,193	—	—
Lease liabilities	2,323	2,795	428	413	1,954
Borrowings	2,129	2,607	276	1,777	554

The Company has one variable lease agreement that is indexed to the consumer price index, on March 31 of each year.

Credit risk

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. The Company’s credit risk is primarily related to receivables and cash. The receivables consist mainly of the refund of the goods and services tax receivable from the governments of Canada and Quebec, as well as tax credits receivable from the Government of Quebec. The Company mitigates credit risk by maintaining cash with Canadian chartered banks.

Currency risk

Foreign currency risk is the risk that the Company’s financial performance could be affected by fluctuations in the exchange rates between currencies. Some of the Company’s expenditures are denominated in U.S dollars and since August 2021, the Company holds balances in cash denominated in U.S dollars. As such, the Company is exposed to gains or losses on foreign exchange.

Currently, the Company has no hedging contracts in place and therefore has exposure to the foreign exchange rate fluctuations. The strengthening of the U.S. dollar would positively impact the Company’s net income and cash flows while the strengthening of the Canadian dollar would reduce its net income and cash flows.

As at December 31, 2021 and 2020, the balances in U.S. dollars held by the Company were as follows:

	As at December 31, 2021	As at December 31, 2020
	$	$
Cash in US dollar	11,435	—
Canadian dollar equivalents	14,497	—

Accounts payables in US dollar	1,044	—
Canadian dollar equivalents	1,322	—

Based on the balances as at December 31, 2021, a 5% fluctuation in the exchange rates on that date (with all other variables being constant) would have resulted in a variation of net loss of approximately $659 in 2021.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The Company’s interest rate risk on financial assets is primarily related to cash, which bear interest at variable rates. However, as these investments come to maturity within a short period of time, the impact would likely be not significant.

Financial liabilities are not exposed to interest rate risk since they are non-interest-bearing liabilities or bear interest at a fixed rate.